Related party transactions - Schedule of Compensation for Key Management and Non-executive Directors (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,083	$ 347	$ 2,854	$ 1,516
Pension costs	69	60	140	130
Share-based compensation expense	3,290	2,678	6,211	5,489
Total	$ 4,442	$ 3,085	$ 9,205	$ 7,135